Reinsurance (Effects of Affiliated Reinsurance on Statements of Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Premiums:
Reinsurance assumed	$ 10	$ 11	$ 7
Reinsurance ceded	(965)	(813)	(608)
Net premiums	606	1,261	1,828
Universal life and investment-type product policy fees:
Reinsurance assumed	84	87	92
Reinsurance ceded	(996)	(798)	(708)
Net universal life and investment-type product policy fees	2,336	2,261	1,956
Other revenues:
Reinsurance assumed	0	0	0
Reinsurance ceded	333	280	299
Other revenues	592	511	508
Policyholder benefits and claims:
Reinsurance assumed	15	23	20
Reinsurance ceded	(2,040)	(1,773)	(1,637)
Net policyholder benefits and claims	1,707	2,389	2,660
Interest credited to policyholder account balances:
Reinsurance assumed	73	71	68
Reinsurance ceded	(125)	(109)	(85)
Net interest credited to policyholder account balances	1,037	1,147	1,189
Other expenses:
Reinsurance assumed	28	33	48
Reinsurance ceded	63	125	152
Total other expenses	1,659	2,720	2,981
Affiliated Entity [Member]
Universal life and investment-type product policy fees:
Net universal life and investment-type product policy fees	209	179	145
Other revenues:
Other revenues	186	166	136
Other expenses:
Total other expenses	1,600	1,700	1,900
Affiliated Entity [Member] | Assumed Reinsurance [Member]
Premiums:
Reinsurance assumed	10	11	7
Universal life and investment-type product policy fees:
Reinsurance assumed	84	87	92
Other revenues:
Reinsurance assumed	0	0	0
Policyholder benefits and claims:
Reinsurance assumed	13	21	18
Interest credited to policyholder account balances:
Reinsurance assumed	73	71	68
Other expenses:
Reinsurance assumed	28	33	48
Affiliated Entity [Member] | Ceded Reinsurance [Member]
Premiums:
Reinsurance ceded	(638)	(478)	(286)
Universal life and investment-type product policy fees:
Reinsurance ceded	(585)	(444)	(400)
Other revenues:
Reinsurance ceded	332	280	299
Policyholder benefits and claims:
Reinsurance ceded	(800)	(780)	(484)
Interest credited to policyholder account balances:
Reinsurance ceded	(125)	(109)	(84)
Other expenses:
Reinsurance ceded	92	157	204
Affiliated Entity [Member] | Reinsurance [Member]
Premiums:
Net premiums	(628)	(467)	(279)
Universal life and investment-type product policy fees:
Net universal life and investment-type product policy fees	(501)	(357)	(308)
Other revenues:
Other revenues	332	280	299
Policyholder benefits and claims:
Net policyholder benefits and claims	(787)	(759)	(466)
Interest credited to policyholder account balances:
Net interest credited to policyholder account balances	(52)	(38)	(16)
Other expenses:
Total other expenses	$ 120	$ 190	$ 252